SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of change in presentation within the consolidated statements of cash flows

	For the Year Ended December 31, 2022
	As Previously Reported	Adjustment	As adjusted

	(RMB in thousands)
Cash flows from operating activities
Change in customer deposits payable, net	13,491	(13,491)	—
Change in payable related to escrow accounts services, net	(71,580)	71,580	—
Net cash provided by operating activities	8,460,754	58,089	8,518,843

Cash flows from financing activities
Change in customer deposits payable, net	—	13,491	13,491
Change in payable related to escrow accounts services, net	—	(71,580)	(71,580)
Net cash used in financing activities	(1,154,993)	(58,089)	(1,213,082)

	For the Year Ended December 31, 2023
	As Previously Reported	Adjustment	As adjusted

	(RMB in thousands)
Cash flows from operating activities
Change in customer deposits payable, net	(294,264)	294,264	—
Change in payable related to escrow accounts services, net	37,645	(37,645)	—
Net cash provided by operating activities	11,157,625	256,619	11,414,244

Cash flows from financing activities
Change in customer deposits payable, net	—	(294,264)	(294,264)
Change in payable related to escrow accounts services, net	—	37,645	37,645
Net cash used in financing activities	(6,961,591)	(256,619)	(7,218,210)

Schedule of estimated useful lives of the assets

•	Office building	20 - 40 years
•	Vehicles	4 years
•	Computer equipment	3 - 5 years
•	Furniture and office equipment	3 - 5 years
•	Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of identifiable intangible assets

•	Software	3 - 10 years
•	Trademarks and domain names	3 - 10 years
•	Non‑competition agreements	3 - 5 years
•	Advertising resources	5 years
•	Licenses	6 - 10 years

Schedule of contract liability and deferred revenue of the Group

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Contract liabilities:
Existing home transaction services	178,856	369,839
New home transaction services	941,326	966,810
Home renovation and furnishing	2,363,394	2,973,192
Emerging and other services	119,844	93,075
Subtotal	3,603,420	4,402,916
Deferred revenue:
Home rental services	1,061,781	1,648,951
Total	4,665,201	6,051,867